Schedule of contractual undiscounted cash flows of group lease liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Later than five years	$ 402,000	$ 60,477
Total undiscounted lease payments	402,000	60,477
Future finance charges	(26,498)	(4,426)
Carrying amount of lease liabilities	375,502	56,051
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Later than five years	114,000	20,159
Total undiscounted lease payments	114,000	20,159
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Later than five years	288,000	40,318
Total undiscounted lease payments	288,000	40,318
Later than five years [member]
IfrsStatementLineItems [Line Items]
Later than five years
Total undiscounted lease payments